Scope of Consolidation - Summary of Statement of Financial Position Data (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Information about Consolidated Structured Entities [Line Items]
Non-current assets	€ 56,890		€ 58,452
Current assets	8,729		10,331
Total Assets	65,619	€ 68,326	68,783
Non-current liabilities	30,991		32,612
Current liabilities	12,881		12,388
Total Liabilities	43,872		45,000
Equity	21,747	23,695	23,783	€ 23,553	€ 21,249
Non-controlling interests	2,219	€ 2,221	2,226
TIM Brasil group [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Non-current assets	6,257		6,819
Current assets	1,387		1,929
Total Assets	7,644		8,748
Non-current liabilities	959		1,703
Current liabilities	1,678		1,852
Total Liabilities	2,637		3,555
Equity	5,007		5,193
Non-controlling interests	€ 1,518		€ 1,556